Reclassification Out of Accumulated Other Comprehensive Income (OCI) by Income line Item and the Related Tax Effect (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2015 INR (₨)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 INR (₨)	Mar. 31, 2013 INR (₨)
Available for sale securities:
Realized (gain)/loss on sales of available for sale securities, net	₨ 5,167.9	$ 82.9	₨ 1,755.7	₨ 2,227.8
Other than temporary impairment losses on available for sale securities	(1.8)	0.0	(664.7)	₨ (1,546.3)
Net of tax	135.0		(19.5)
Accumulated Net Unrealized Investment Gain (Loss)
Available for sale securities:
Net of tax	135.0		(19.5)
Reclassification out of Accumulated Other Comprehensive Income | Accumulated Net Unrealized Investment Gain (Loss)
Available for sale securities:
Realized (gain)/loss on sales of available for sale securities, net	202.7	3.3	(29.5)
Other than temporary impairment losses on available for sale securities	1.8	0.0	0.0
Total before tax	204.5	3.3	(29.5)
Income tax	(69.5)	(1.1)	10.0
Net of tax	₨ 135.0	$ 2.2	₨ (19.5)